INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of net deferred tax liability
The Company’s net deferred tax liability are as follows:

	Year Ended
	December 31, 2021	December 31, 2020
Deferred tax liability
Unrealized gain on marketable securities	$—	(432)
Net operating loss carryforward	199,880

Total deferred tax asset (liability)	199,880	(432)
Valuation allowance	(199,880)	—

Deferred tax liability	$—	$(432)

Schedule of income tax provision
The income tax provision consists of the following:

	Year Ended
	December 31, 2021	December 31, 2020
Federal
Current	$—	$26,728
Deferred	(199,880)	384
Change in valuation allowance	199,880	—

Income tax provision	$—	$27,112

Schedule of federal income tax rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate are as follows:

	Year Ended
	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of warrant liability	(11.2)%	(22.5)%
Business combination expenses	(6.3)%	0.0%
Valuation allowance	(3.5)%	0.0%

Income tax provision	—%	(1.5)%